Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GNMA FUND, INC.
Entity Central Index Key	0000779785
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005523
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Investor Class
Trading Symbol	PRGMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 993,091,000
Holdings Count | Holding	770
InvestmentCompanyPortfolioTurnover	119.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$993,091
Number of Portfolio Holdings	770

Holdings [Text Block]
AAA Rated	1.1%
U.S. Government Agency Securities	102.3
Reserves	-3.4

Largest Holdings [Text Block]
Government National Mortgage Assn.	93.4%
Federal National Mortgage Assn.	6.6
Federal Home Loan Mortgage	2.3
Tricon Residential Trust	0.3
Sequoia Mortgage Trust	0.2
Tricon American Homes Trust	0.2
OBX Trust	0.2
Arroyo Mortgage Trust	0.1
Finance of America HECM Buyout	0.1
Morgan Stanley Residential Mortgage Loan Trust	0.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190558
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	I Class
Trading Symbol	PRXAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 993,091,000
Holdings Count | Holding	770
InvestmentCompanyPortfolioTurnover	119.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$993,091
Number of Portfolio Holdings	770

Holdings [Text Block]
AAA Rated	1.1%
U.S. Government Agency Securities	102.3
Reserves	-3.4

Largest Holdings [Text Block]
Government National Mortgage Assn.	93.4%
Federal National Mortgage Assn.	6.6
Federal Home Loan Mortgage	2.3
Tricon Residential Trust	0.3
Sequoia Mortgage Trust	0.2
Tricon American Homes Trust	0.2
OBX Trust	0.2
Arroyo Mortgage Trust	0.1
Finance of America HECM Buyout	0.1
Morgan Stanley Residential Mortgage Loan Trust	0.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225814
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Z Class
Trading Symbol	TRZGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 993,091,000
Holdings Count | Holding	770
InvestmentCompanyPortfolioTurnover	119.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$993,091
Number of Portfolio Holdings	770

Holdings [Text Block]
AAA Rated	1.1%
U.S. Government Agency Securities	102.3
Reserves	-3.4

Largest Holdings [Text Block]
Government National Mortgage Assn.	93.4%
Federal National Mortgage Assn.	6.6
Federal Home Loan Mortgage	2.3
Tricon Residential Trust	0.3
Sequoia Mortgage Trust	0.2
Tricon American Homes Trust	0.2
OBX Trust	0.2
Arroyo Mortgage Trust	0.1
Finance of America HECM Buyout	0.1
Morgan Stanley Residential Mortgage Loan Trust	0.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless